Income Tax Benefits (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Benefits [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the six months ended June 30,
	2025	2026	2026
	HK$	HK$	US$
Current:
Hong Kong	—	—	—
PRC	43,351	—	—
Deferred:
Hong Kong	(2,073,535)	(114,083)	(14,548)
PRC	332,402	—	—
	(1,741,133)	(114,083)	(14,548)
Income tax benefit	(1,697,782)	(114,083)	(14,548)

Schedule of Components of Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	Tax losses	Allowance for expected credit losses	Total
	HK$	HK$	HK$

As of January 1, 2025	1,789,897	80,922	1,870,819
Credited to the unaudited interim condensed consolidated statements of operations	1,741,133	—	1,741,133
As of June 30, 2025 (Unaudited)	3,531,030	80,922	3,611,952
As of June 30, 2025 (US$) (Unaudited)	449,818	10,309	460,127

As of January 1, 2026	1,397,310	98,526	1,495,836
Credited to the unaudited interim condensed consolidated statements of operations	—	112,425	112,425
As of June 30, 2026 (Unaudited)	1,397,310	210,951	1,608,261
As of June 30, 2026 (US$) (Unaudited)	178,183	26,900	205,083

Schedule of Movements of Deferred Tax Asset

Movements of deferred tax asset were as follows:

	As of December 31, 2025	As of June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Deferred tax asset:
Beginning balance	1,870,819	1,495,836	190,747
(Utilized)/recognised	(374,983)	112,425	14,336
Ending balance	1,495,836	1,608,261	205,083